Merger with Weyerhaeuser Real Estate Company (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Summary of Calculation of Fair Value of Total Consideration Transferred and Provisional Amounts Recognized

The following table summarizes the calculation of the fair value of the total consideration transferred and the provisional amounts recognized as of the Closing Date (in thousands, except shares and closing stock price):

Calculation of consideration transferred
TRI Pointe shares outstanding	31,632,533
TRI Pointe closing stock price on July 7, 2014	$15.85
Consideration attributable to common stock	$501,376
Consideration attributable to TRI Pointe equity awards	1,072
Total consideration transferred	$502,448
Assets acquired and liabilities assumed
Cash and cash equivalents	$53,800
Accounts receivable	654
Real estate inventories	539,677
Intangible asset	17,300
Goodwill	139,304
Other assets	28,060
Total assets acquired	778,795
Accounts payable	26,105
Accrued expenses and other liabilities	23,114
Notes payable and other borrowings	227,128
Total liabilities assumed	276,347
Total net assets acquired	$502,448

Summary of Pro Forma Operating Results

The following represents unaudited pro forma operating results as if the acquisition had been completed as of January 1, 2013 (in thousands, except per share amounts):

	Year Ended December 31,
	2014	2013
Total revenues	$1,865,723	$1,532,667
Net income (loss)	$88,416	$91,028
Earnings per share - basic	$0.55	$0.56
Earnings per share - diluted	$0.55	$0.56